Schedule of Stock Purchase Warrants Outstanding (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Share Capital Schedule Of Stock Purchase Warrants Outstanding 1	$ 92,011
Share Capital Schedule Of Stock Purchase Warrants Outstanding 2		1.75
Share Capital Schedule Of Stock Purchase Warrants Outstanding 3	1,071,427
Share Capital Schedule Of Stock Purchase Warrants Outstanding 4	1.81
Share Capital Schedule Of Stock Purchase Warrants Outstanding 5	$ 1,163,438